EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION ASSETS
EXPLORATION AND EVALUATION ASSETS
3.	EXPLORATION AND EVALUATION ASSETS

The schedules below summarize the carrying costs of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset that the Company is continuing to explore as at December 31, 2021 and December 31, 2020:

	Newfoundland
	Queensway(i)	Other(ii)	Ontario(iii)	Total
Year ended December 31, 2021	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2020	685,930	13,100	300,204	999,234
Additions
Acquisition costs	7,444,306	—	—	7,444,306
Claim staking and license renewal costs	106,530	4,600	—	111,130
Disposal of exploration and evaluation assets	(585)	—	—	(585)
Impairment of exploration and evaluation assets	—	—	(28,604)	(28,604)
Balance as at December 31, 2021	8,236,181	17,700	271,600	8,525,481

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2020	10,245,545	45,851	1,286,951	11,578,347
Assays	5,611,068	—	53,447	5,664,515
Drilling	19,102,621	—	277,748	19,380,369
Environmental studies	395,015	—	—	395,015
Geophysics	3,257,813	—	374,660	3,632,473
Imagery and mapping	104,665	—	—	104,665
Office and general	512,922	—	1,631	514,553
Property taxes, mining leases and rent	59,997	—	—	59,997
Petrography	—	—	7,996	7,996
Reclamation	335,783	—	732	336,515
Salaries and consulting	6,391,133	12,295	165,863	6,569,291
Supplies and equipment	3,893,748	923	62,338	3,957,009
Technical reports	854,541	—	22,479	877,020
Travel and accommodations	742,796	577	18,641	762,014
Trenching	9,860	—	77,715	87,575
Exploration cost recovery	(77,550)	—	—	(77,550)
	41,194,412	13,795	1,063,250	42,271,457
Cumulative exploration expense – December 31, 2021	51,439,957	59,646	2,350,201	53,849,804

3.	EXPLORATION AND EVALUATION ASSETS (continued)

	Newfoundland
	Queensway (i)	Other(ii)	Ontario(iii)	Total
Year ended December 31, 2020	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2019	658,700	16,500	425,516	1,100,716
Additions
Acquisition costs	75,000	—	25,000	100,000
Claim staking and license renewal costs	37,230	2,100	3,600	42,930
Disposal of exploration and evaluation assets	(75,000)	(2,750)	—	(77,750)
Impairment of exploration and evaluation assets	(10,000)	(2,750)	(153,912)	(166,662)
Balance as at December 31, 2020	685,930	13,100	300,204	999,234

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2019	2,633,775	—	837,133	3,470,908
Assays	848,000	963	209,159	1,058,122
Drilling	2,560,406	—	—	2,560,406
Geochemistry	—	—	5,330	5,330
Geophysics	838,235	—	—	838,235
Office and general	47,130	499	714	48,343
Property taxes, mining leases and rent	46,217	—	5,812	52,029
Reclamation	163,598	—	—	163,598
Salaries and consulting	1,801,863	37,870	115,985	1,955,718
Supplies and equipment	879,816	6,470	80,803	967,089
Travel and accommodations	225,550	49	150	225,749
Trenching	231,635	—	31,865	263,500
Exploration cost recovery	(30,680)	—	—	(30,680)
	7,611,770	45,851	449,818	8,107,439
Cumulative exploration expense – December 31, 2020	10,245,545	45,851	1,286,951	11,578,347
(i)Queensway Project – Gander, Newfoundland

As at December 31, 2021, the Company owns a 100% interest in 86 (December 31, 2020 – 86) mineral licenses including 6,041 (December 31, 2020 – 6,041) claims comprising 151,030 (December 31, 2020 – 151,030) hectares of land located in Gander, Newfoundland. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2019 under nine separate, fully executed option agreements. The Queensway Project carries various net smelter return (“NSR”) royalties ranging from 0.6% to 2.5% which can be reduced to 0.5% to 1.6%, at the Company’s option, with payments ranging from $250,000 to $1,000,000 to the optionors. The total cost of the NSR’s that may be purchased at the Company’s discretion is $5,250,000.

During the year ended December 31, 2021,  the Company entered into three royalty purchase agreements with arm’s length royalty holders (together, the “Vendors” and each, a “Vendor”), to purchase 100% of each Vendor’s royalty interests, each equal to 0.2%, for an aggregate of 0.6% of net returns from the Company’s Linear and JBP Linear properties (the “Royalty Interests”) for cash consideration of $1,300,000 (paid) and the issuance of 152,941 common shares (issued) in the capital of the Company to each Vendor, for aggregate cash consideration of $3,900,000 and aggregate share consideration of 458,823 common shares with a value of $3,505,408. The Company also incurred $38,898 in legal and filing fees in connection with the transaction. The royalty purchase was completed on November 25, 2021.The total amount of the consideration paid of $7,444,306 is included in mineral property acquisition costs at December 31, 2021.

3.	EXPLORATION AND EVALUATION ASSETS (continued)

Disposal of Newfoundland Properties

During the year ended December 31, 2021, the Company sold a stand-alone claim that was part of the Queensway Project (claim 023951M also known as Unknown Brooke claim) to Long Range Exploration Corporation (“Long Range”) for non-cash consideration of 5,000,000 common shares of Long Range valued at $500,000 (Note 5). The Company recognized a gain on sale of exploration and evaluation assets in the amount of $499,415 and derecognized exploration and evaluation assets at their carrying value of $585. The Company retained a 1% NSR on future production from the mineral claim, 0.5% of which can be repurchased by Long Range for $750,000.

During the year ended December 31, 2020, the Company recognized a gain on disposal of certain Newfoundland exploration and evaluation assets of $4,384,953. The Company received total non-cash consideration comprised of investments having a fair value of $4,462,703, and derecognized exploration and evaluation assets at their carrying value of $77,750. The Company retained a 2% net smelter returns royalty on future production from the mineral claims.

Impairment of Newfoundland Properties

During the year ended December 31, 2021, the Company recorded an impairment of $Nil (2020 - $10,000) in acquisition costs related to projects no longer being explored.

(ii)Other Projects - Newfoundland

Impairment of Newfoundland Properties

During the year ended December 31, 2021, the Company recorded an impairment of $Nil (2020 - $2,750) in acquisition costs related to projects no longer being explored.

(iii)Ontario Projects

As at December 31, 2021, the Company owns a 100% interest in the Lucky Strike project in Kirkland Lake, Ontario comprising 11,684 hectares, as well as a portfolio of mining and royalty interests throughout northeastern Ontario. The project rights were acquired by map staking mineral licenses and making staged payments in cash and common shares of the Company from 2016 through 2019 under a fully executed option agreement. The optioned lands carry an NSR ranging from 1% to 2%.

During the year ended December 31, 2021, the Company recorded an impairment of $28,604 (2020 - $153,912) in acquisition costs related to projects no longer being explored.